Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Convertible Securities	8.21%	9.77%	120.97%	368.60%
ML All U.S. Convertible Securities	3.49%	-6.95%	70.46%	244.25%
Convertible Securities Funds Average	2.02%	-3.71%	68.65%	227.47%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch All U.S. Convertible Securities Index - a market capitalization-weighted index of domestic corporate convertible securities. To measure how the fund's performance stacked up against its peers, you can compare it to the convertible securities funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 78 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Convertible Securities	9.77%	17.18%	16.70%
ML All U.S. Convertible Securities	-6.95%	11.26%	13.16%
Convertible Securities Funds Average	-3.71%	10.76%	12.18%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Convertible Securities Fund on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $46,860 - a 368.60% increase on the initial investment. For comparison, look at how the Merrill Lynch All U.S. Convertible Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $34,425 - a 244.25% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
Note to shareholders: Effective June 13, 2001, after the period covered by this report, Larry Rakers (right) became Portfolio Manager of Fidelity Convertible Securities Fund. The following is an interview with Peter Saperstone (left), the fund's former Portfolio Manager, with additional comments from Larry Rakers.

Q. How did the fund perform, Peter?

P.S. I'm pleased with how the fund performed, returning 8.21% for the six months that ended May 31, 2001. That stacked up well versus the Merrill Lynch All U.S. Convertible Securities Index, which returned 3.49%, and the convertible securities funds average tracked by Lipper Inc., which returned 2.02%. The fund also outperformed for the 12-month period that ended May 31, 2001, returning 9.77%, while the Merrill Lynch index and Lipper average posted returns of -6.95% and -3.71%, respectively.

Q. Why did the fund beat its index and peer group during the six-month period?

P.S. Becoming less aggressive paid off for the fund on both fronts during the past six months. Asset allocation, sector positioning and security selection each played a critical role in support of this strategy. The fund had a much heavier exposure to pure equities than the index - which held none - as well as that of our average competitor, but they were largely of the defensive variety. If I felt strongly about a firm and the convertible security offered extremely low equity sensitivity - or the correlation between the convertible security's value and the share price activity of the underlying stock - I bought the underlying stock to gain further exposure to a potential rally. While most stocks underperformed bonds by significant margins during the period, owning the right names helped us gain an advantage over the benchmarks. Having exposure to companies with real earnings power - including casino giant Harrah's - boosted returns, as did Rite Aid, which proved to be a successful turnaround story.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What helped from a sector standpoint?

P.S. I remained bearish on the technology and telecommunications sectors, major components of the index that struggled during the period. Generally, I tried to avoid making any top-down sector calls, but with business conditions deteriorating as they were at tech firms, even if fundamentals had bottomed I couldn't see them improving enough to justify still-pricey valuations. Instead, we uncovered more attractive opportunities elsewhere, particularly among media, leisure, energy and consumer cyclical stocks. Many stocks in these sectors performed well after discounting, or pricing in, an eventual pickup in the economy.

Q. How did your more conservative stance influence the types of convertible securities you chose to hold?

P.S. My goal was to create a growth-like portfolio with less volatility and more downside protection than a traditional equity growth fund. Given the negative momentum in the stock market during the period, I took profits in some of our convertible holdings that were acting more equity-like, and replaced them with more bond-sensitive securities. In so doing, we weathered the downturn much better than our average competitor. Many of the securities I added to the portfolio were of the beaten-up tech and telecom variety. My focus here was on "busted convertibles," that is, securities issued by companies that were trading less like equities and more like fixed-income investments because the price of the common stock they convert to became so low as to make conversion meaningless. We gained a nice yield advantage from these securities that I felt did not warrant their lower credit status.

Q. What other securities helped, and which hurt?

P.S. Amusement-park operator Six Flags enjoyed another year of strong growth in visitation and cash flow. NVIDIA bucked the tech wreck, benefiting from robust demand for its 3-D graphics processors and related software. Energy services stocks, such as Weatherford, profited from an extended drilling cycle in oil. The media group also chipped in with Radio One. In terms of detractors, Mayan Networks was a bad telecom investment that failed to survive a tough industry backdrop. It was double trouble for Internet messaging provider Critical Path, which got caught up in the dot-com downdraft and an investigation by the Securities and Exchange Commission of the firm's revenue recognition practices.

Q. Turning to you Larry, what's your outlook?

L.R. I'm bearish on telecom and looking for attractively priced situations in technology. I feel there's money to be made in the busted convertibles arena going forward. Also, media, energy and some traditional cyclical holdings may be beneficial in light of monetary and fiscal easing.

Semiannual Report

Fund Talk: The Managers' Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high total return through a combination of current income and capital appreciation

Fund number: 308

Trading symbol: FCVSX

Start date: January 5, 1987

Size: as of May 31, 2001, more than $1.9 billion

Manager: Larry Rakers, since June 2001; manager, Fidelity Select Computers Portfolio, Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 2000-2001; Fidelity Advisor Natural Resources Fund, 1997-1999; several Fidelity Select Portfolios, 1995-1999; joined Fidelity in 1993

3

Larry Rakers reflects on the ever-changing shape of the convertible securities market:

"A year ago, tech and telecom made up nearly half of the convertible securities market. Today, that figure is somewhere between 30%-35%, and I expect it to continue to shrink in the coming months, albeit more slowly. Moreover, the equity sensitivity of the market was much higher a year ago than it is today. Simply put, for every dollar change in the stock, the average convertible security moved about 65 cents, versus today's 45 cents or so. The drop was even more pronounced for many of tech's fallen angels now firmly footed in the busted convertibles camp, for which the relationship factor fell from a highly equity-sensitive 90 cents to a nearly uncorrelated 10 cents. Given the markedly decreased downside risk and compelling yields offered by busted convertibles, I see big opportunities here for the fund going forward, and I expect to increase the fund's exposure as time goes on. Much of my attention will be focused on tech-related issues, but it will be based more on individual credit quality than my outlook for a particular sector. I'll look to leverage our superior research capabilities to find the strongest credits available, while remaining mindful of the reduced liquidity that comes with investing in less equity-sensitive securities."

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
HealthSouth Corp.	3.3	1.1
Tyco International Ltd. liquid yield option note 0% 11/17/20	3.2	1.8
Reliant Energy, Inc. $1.165	3.0	0.0
McKesson Financing Trust $2.50	2.9	1.2
Georgia-Pacific Corp. $3.75 PEPS	2.4	0.6
Harrah's Entertainment, Inc.	2.3	0.7
Ingram Micro, Inc. 0% 6/9/18	2.0	0.5
Adelphia Communications Corp. Class A	2.0	0.0
Rite Aid Corp.	1.8	0.0
Omnicom Group, Inc. liquid yield option note 0% 2/7/31	1.8	0.0
	24.7
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.0	15.7
Information Technology	19.1	21.5
Health Care	12.6	13.3
Financials	8.9	11.0
Industrials	7.6	5.4
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Convertible Securities 71.5%		Convertible Securities 75.5%
	Stocks 22.7%		Stocks 9.9%
	Short-Term Investments and Net Other Assets 5.8%		Short-Term Investments and Net Other Assets 14.6%
* Foreign investments	4.8%	** Foreign investments	5.7%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 47.5%
Moody's Ratings (unaudited) (e)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.8%
Hotels Restaurants & Leisure - 0.5%
Marriott International, Inc. liquid yield option note 0% 5/8/21 (c)	Baa1	$ 11,500	$ 9,852
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. 4.75% 2/1/09	Caa3	56,000	28,420
Media - 8.1%
Adelphia Communications Corp. 6% 2/15/06	B3	36,409	34,760
Charter Communications, Inc. 4.75% 6/1/06	B3	5,000	5,231
Clear Channel Communications, Inc. 1.5% 12/1/02	Baa3	10,400	9,874
EchoStar Communications Corp.:
4.875% 1/1/07 (c)	Caa2	9,000	8,528
4.875% 1/1/07	Caa1	3,300	3,127
5.75% 5/15/08 (c)	Caa1	5,000	4,738
Jacor Communications, Inc. liquid yield option note 0% 2/9/18	Baa3	19,000	10,195
Liberty Media Corp.:
3.75% 2/15/30	Baa3	13,750	8,234
4% 11/15/29	Baa3	11,000	8,009
(Viacom) 3.25% 3/15/31 (c)	Baa3	10,700	12,909
Omnicom Group, Inc.:
liquid yield option note:
0% 2/7/31 (c)	A3	1,000	1,037
0% 2/7/31	A3	33,800	35,044
2.25% 1/6/13	Baa1	10,500	20,102
			161,788
Multiline Retail - 0.3%
Costco Companies, Inc. 0% 8/19/17	A3	5,150	4,728
Specialty Retail - 1.3%
AnnTaylor Stores Corp.:
0.55% 6/18/19 (c)	B2	8,660	4,972
0.55% 6/18/19	B1	7,000	4,019
Office Depot, Inc. liquid yield option note 0% 12/11/07	Ba1	10,000	6,856
TJX Companies, Inc. liquid yield option note 0% 2/13/21 (c)	Baa1	13,750	9,846
			25,693
Convertible Bonds - continued
Moody's Ratings (unaudited) (e)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 1.2%
Reebok International Ltd. 4.25% 3/1/21 (c)	Baa3	$ 23,250	$ 24,514
TOTAL CONSUMER DISCRETIONARY			254,995
CONSUMER STAPLES - 1.0%
Personal Products - 1.0%
Avon Products, Inc. 0% 7/12/20	A2	38,450	19,379
ENERGY - 3.5%
Energy Equipment & Services - 3.0%
Diamond Offshore Drilling, Inc.:
0% 6/6/20	A3	15,000	7,659
1.5% 4/15/31 (c)	A	9,650	9,767
Pride International, Inc.:
0% 4/24/18	B2	16,000	7,555
0% 1/16/21	Ba3	23,000	16,331
Transocean Sedco Forex, Inc. 0% 5/24/20	Baa2	27,850	17,285
			58,597
Oil & Gas - 0.5%
Devon Energy Corp. 0% 6/27/20 (c)	A-	8,540	4,089
Kerr-McGee Corp. 5.25% 2/15/10	Baa2	5,150	6,692
			10,781
TOTAL ENERGY			69,378
FINANCIALS - 2.3%
Diversified Financials - 1.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Baa3	4,480	3,771
Teva Pharmaceutical Finance LLC:
1.5% 10/15/05 (c)	-	14,050	13,980
1.5% 10/15/05	BBB-	6,120	6,089
			23,840
Insurance - 0.3%
Loews Corp. 3.125% 9/15/07	A2	7,261	6,499
Convertible Bonds - continued
Moody's Ratings (unaudited) (e)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.8%
EOP Operating LP 7.25% 11/15/08 (c)	Baa1	$ 8,000	$ 8,280
Pinnacle Holdings, Inc. 5.5% 9/15/07 (c)	-	16,060	8,000
			16,280
TOTAL FINANCIALS			46,619
HEALTH CARE - 5.8%
Biotechnology - 3.1%
Alkermes, Inc. 3.75% 2/15/07	-	4,600	3,163
Aviron 5.25% 2/1/08	-	2,823	3,024
COR Therapeutics, Inc. 5% 3/1/07	CCC	14,600	17,602
Gilead Sciences, Inc. 5% 12/15/07	-	4,600	5,739
IDEC Pharmaceuticals Corp. liquid yeild option note 0% 2/16/19	-	1,380	3,452
ImClone Systems, Inc.:
5.5% 3/1/05 (c)	-	2,800	3,110
5.5% 3/1/05	-	10,000	11,106
Invitrogen Corp. 5.5% 3/1/07 (c)	-	1,900	2,133
Protein Design Labs, Inc. 5.5% 2/15/07 (c)	CCC	3,640	4,477
Sepracor, Inc.:
5% 2/15/07 (c)	-	2,000	1,194
7% 12/15/05 (c)	-	5,000	3,931
7% 12/15/05	-	4,200	3,302
			62,233
Health Care Equipment & Supplies - 0.4%
Inhale Therapeutic Systems, Inc.:
3.5% 10/17/07 (c)	-	7,000	5,273
3.5% 10/17/07	-	2,400	1,808
			7,081
Health Care Providers & Services - 1.6%
AmeriSource Health Corp. 5% 12/1/07 (c)	Ba3	4,300	5,706
Health Management Associates, Inc. 0.25% 8/16/20 (c)	Baa3	20,400	14,522
HealthSouth Corp. 3.25% 4/1/03	Ba3	7,000	6,440
Total Renal Care Holdings 7% 5/15/09 (c)	B3	6,446	6,019
			32,687
Convertible Bonds - continued
Moody's Ratings (unaudited) (e)		Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.7%
Allergan, Inc. liquid yield option note 0% 11/1/20	Baa1	$ 7,700	$ 5,028
Alpharma, Inc. 3% 6/1/06	B	8,077	8,425
			13,453
TOTAL HEALTH CARE			115,454
INDUSTRIALS - 4.1%
Air Freight & Couriers - 0.1%
United Parcel Service, Inc. 1.75% 9/27/07	Aaa	2,600	2,711
Commercial Services & Supplies - 0.8%
Automatic Data Processing, Inc. liquid yield option note 0% 2/20/12	Aa1	1,925	2,664
Cendant Corp. 0% 2/13/21 (c)	Baa1	18,950	13,727
			16,391
Industrial Conglomerates - 3.2%
Tyco International Ltd. liquid yield option note 0% 11/17/20	Baa1	80,000	63,534
TOTAL INDUSTRIALS			82,636
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 4.5%
Adaptec, Inc. 4.75% 2/1/04	B3	13,490	11,568
Anixter International, Inc. liquid yield option note 0% 6/28/20	Ba3	15,000	4,181
ANTEC Corp. 4.5% 5/15/03	B2	11,915	9,115
Comverse Technology, Inc.:
1.5% 12/1/05 (c)	BB	6,200	5,235
4.5% 7/1/05	B+	1,405	3,806
Redback Networks, Inc. 5% 4/1/07	CCC	41,090	26,118
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	75,930	28,853
			88,876
Computers & Peripherals - 0.2%
Hutchinson Technology, Inc. 6% 3/15/05	-	3,940	3,260
Silicon Graphics, Inc. 5.25% 9/1/04	Ca	4,150	1,785
			5,045
Convertible Bonds - continued
Moody's Ratings (unaudited) (e)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 6.1%
Arrow Electronics, Inc. 0% 2/21/21	Baa1	$ 15,000	$ 6,450
Aspect Telecommunications Corp. 0% 8/10/18	CCC+	57,940	11,081
Candescent Technologies Corp. 7% 5/1/03 (c)	-	3,500	1,050
Ingram Micro, Inc. 0% 6/9/18	Ba2	100,000	40,550
PerkinElmer, Inc. 0% 8/7/20	BBB+	25,123	13,990
Sanmina Corp. 0% 9/12/20	Ba3	7,750	2,790
SCI Systems, Inc. 3% 3/15/07	Ba1	15,245	11,974
Thermo Electron Corp. 4.25% 1/1/03 (c)	Ba2	34,600	34,514
			122,399
Internet Software & Services - 1.6%
Akamai Technologies, Inc. 5.5% 7/1/07	CCC	19,750	9,184
America Online, Inc. 0% 12/6/19	Baa2	27,800	14,988
Critical Path, Inc. 5.75% 4/1/05	CC	34,788	6,501
USinternetworking, Inc. 7% 11/1/04	CCC	4,250	781
			31,454
IT Consulting & Services - 1.0%
Affiliated Computer Services, Inc. 4% 3/15/05	Baa3	2,250	3,928
CNET, Inc. 5% 3/1/06	CCC	22,865	15,377
			19,305
Semiconductor Equipment & Products - 1.4%
Amkor Technology, Inc. 5% 3/15/07	B2	2,500	1,914
Conexant Systems, Inc. 4% 2/1/07	B-	24,450	11,064
LSI Logic Corp. 4% 2/15/05	B1	6,000	4,950
S3, Inc. 5.75% 10/1/03	-	6,400	4,544
Semtech Corp. 4.5% 2/1/07	CCC+	2,000	1,793
Transwitch Corp. 4.5% 9/12/05	B2	4,000	2,860
			27,125
Software - 2.2%
Citrix Systems, Inc. 0% 3/22/19	B	10,050	4,510
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	6,070	6,859
Manugistics Group, Inc.:
5% 11/1/07 (c)	-	210	223
5% 11/1/07	-	3,200	3,398
Networks Associates, Inc. 0% 2/13/18	-	11,230	4,632
NVIDIA Corp. 4.75% 10/15/07	B-	10,560	12,302
Peregrine Systems, Inc. 5.5% 11/15/07	-	3,000	4,005
Convertible Bonds - continued
Moody's Ratings (unaudited) (e)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
RadiSys Corp. 5.5% 8/15/07	-	$ 5,000	$ 3,563
Rational Software Corp. 5% 2/1/07	-	4,000	3,903
			43,395
TOTAL INFORMATION TECHNOLOGY			337,599
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
At Home Corp. 0.5246% 12/28/18	Caa3	31,750	11,670
XO Communications, Inc. 5.75% 1/15/09 (c)	B3	21,880	6,455
			18,125
Wireless Telecommunication Services - 0.1%
Aether Systems, Inc. 6% 3/22/05	CCC	2,000	1,172
TOTAL TELECOMMUNICATION SERVICES			19,297
TOTAL CONVERTIBLE BONDS (Cost $951,913)			945,357
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 3.81% 7/5/01 (Cost $3,487)	3,500	3,489
Common Stocks - 22.7%
	Shares
CONSUMER DISCRETIONARY - 7.2%
Hotels Restaurants & Leisure - 3.3%
Harrah's Entertainment, Inc. (a)	1,256,000	45,932
Hilton Hotels Corp.	1,090,800	13,515
Mandalay Resort Group (a)	250,300	6,330
Six Flags, Inc. (a)	9,719	219
		65,996
Household Durables - 0.6%
Maytag Corp.	365,900	12,097
Media - 2.5%
Adelphia Communications Corp. Class A (a)	1,042,900	39,922
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc. (a)	49,300	$ 3,006
Fox Entertainment Group, Inc. Class A (a)	293,461	7,659
		50,587
Textiles & Apparel - 0.8%
Tommy Hilfiger Corp. (a)	998,100	15,071
TOTAL CONSUMER DISCRETIONARY		143,751
CONSUMER STAPLES - 1.8%
Food & Drug Retailing - 1.8%
Rite Aid Corp. (a)	4,252,800	35,596
ENERGY - 2.7%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	396,900	15,638
Diamond Offshore Drilling, Inc.	158,700	6,286
Global Industries Ltd. (a)	306,000	4,920
Halliburton Co.	271,600	12,695
National-Oilwell, Inc. (a)	212,000	7,314
Transocean Sedco Forex, Inc.	121,600	6,500
		53,353
FINANCIALS - 1.2%
Diversified Financials - 0.6%
Washington Mutual Capital Trust unit (a)(c)	250,000	12,938
Real Estate - 0.6%
Equity Residential Properties Trust (SBI)	177,300	9,512
Pinnacle Holdings, Inc. (a)	420,500	1,703
		11,215
TOTAL FINANCIALS		24,153
HEALTH CARE - 3.7%
Health Care Providers & Services - 3.7%
Gentiva Health Services, Inc. (a)	392,200	7,640
HealthSouth Corp. (a)	5,226,300	66,367
		74,007
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 0.6%
Airlines - 0.3%
Northwest Airlines Corp. (a)	212,380	$ 5,772
Commercial Services & Supplies - 0.3%
Manpower, Inc.	156,600	5,011
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	1	0
Sensormatic Electronics Corp. (a)(c)	1,131	18
TOTAL INDUSTRIALS		10,801
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.0%
Avaya, Inc. (d)	146	2
Lucent Technologies, Inc.	15,865	125
Lucent Technologies, Inc. (d)	1,762	10
		137
Electronic Equipment & Instruments - 1.5%
PerkinElmer, Inc.	431,330	29,775
Software - 0.6%
J.D. Edwards & Co. (a)	1,138,700	12,298
TOTAL INFORMATION TECHNOLOGY		42,210
MATERIALS - 1.5%
Metals & Mining - 1.5%
Alcan, Inc.	604,300	27,047
Bethlehem Steel Corp. (a)	835,800	2,307
		29,354
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Citizens Communications Co. (a)	883,100	13,123
TeraBeam Networks (d)	5,200	5
		13,128
Wireless Telecommunication Services - 0.3%
Triton PCS Holdings, Inc. Class A (a)	169,200	6,220
TOTAL TELECOMMUNICATION SERVICES		19,348
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.9%
Multi-Utilities - 0.9%
Enron Corp.	350,700	$ 18,556
TOTAL COMMON STOCKS (Cost $432,031)		451,129
Convertible Preferred Stocks - 24.0%

CONSUMER DISCRETIONARY - 5.0%
Hotels Restaurants & Leisure - 1.2%
Six Flags, Inc. $1.8125 PIERS	381,000	12,430
Wendys Financing I $2.50 TECONS	224,000	11,564
		23,994
Media - 3.4%
Comcast Corp. $1.63 ZONES	109,200	5,387
Cox Communications, Inc. $6.858 PRIZES	188,700	10,397
Radio One, Inc.:
$65.00 (c)	15,050	16,627
$65.00	15,710	17,356
Tribune Co. (America Online, Inc.) $3.14 PHONES	155,000	18,406
		68,173
Multiline Retail - 0.4%
Kmart Financing I $3.875	146,700	6,898
TOTAL CONSUMER DISCRETIONARY		99,065
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Estee Lauder Automatic Common Exchange Security Trust $3.80 TRACES	70,000	4,769
ENERGY - 0.9%
Energy Equipment & Services - 0.7%
EVI, Inc. $2.50	253,000	13,978
Oil & Gas - 0.2%
El Paso CGP Co. $1.66 PRIDES	77,300	3,335
TOTAL ENERGY		17,313
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 5.4%
Diversified Financials - 3.1%
AES Trust III $3.375	170,000	$ 11,971
AES Trust VII $3.00 (c)	126,215	7,376
Amdocs Automatic Common Exchange Securities Trust $1.51 TRACES	96,500	5,169
Caremark Rx Capital Trust I:
$3.50	90,000	10,226
$3.50 (c)	46,600	5,295
Suiza Capital Trust II $2.75	140,000	5,556
Union Pacific Capital Trust $3.125	353,200	17,042
		62,635
Insurance - 2.3%
ACE Ltd. $4.125 PRIDES	245,200	19,359
MetLife, Inc. $4.00	254,550	25,519
		44,878
TOTAL FINANCIALS		107,513
HEALTH CARE - 3.1%
Biotechnology - 0.2%
Cephalon, Inc. $3.625	22,700	3,848
Health Care Providers & Services - 2.9%
McKesson Financing Trust $2.50	1,151,700	58,737
TOTAL HEALTH CARE		62,585
INDUSTRIALS - 2.9%
Aerospace & Defense - 1.0%
Raytheon Co. $4.12	370,000	19,703
Airlines - 1.9%
Continental Airlines Capital Trust:
$3.00 (c)	100,000	5,063
$3.00 TIDES	667,900	33,812
		38,875
TOTAL INDUSTRIALS		58,578
MATERIALS - 2.8%
Containers & Packaging - 0.3%
Sealed Air Corp. Series A, $2.00	133,100	5,790
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. $1.75	137,600	$ 2,167
Paper & Forest Products - 2.4%
Georgia-Pacific Corp. $3.75 PEPS	1,203,100	46,837
TOTAL MATERIALS		54,794
UTILITIES - 3.7%
Electric Utilities - 3.0%
Reliant Energy, Inc. $1.165	749,000	59,452
Gas Utilities - 0.3%
NiSource, Inc. $3.875 PIES	100,000	5,450
Multi-Utilities - 0.4%
Citizens Utilities Trust $2.50 EPPICS	150,000	8,715
TOTAL UTILITIES		73,617
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $405,979)		478,234
Cash Equivalents - 11.5%

Fidelity Cash Central Fund, 4.23% (b)	158,007,384	158,007
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	70,296,000	70,296
TOTAL CASH EQUIVALENTS (Cost $228,303)		228,303
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,021,713)		2,106,512
NET OTHER ASSETS - (5.9)%		(117,469)
NET ASSETS - 100%		$ 1,989,043
Security Type Abbreviations
EPPICS	-	Equity Providing Income Convertible Securities
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PHONES	-	Participating Hybrid Option Note Exchangeable Security
PIERS	-	Preferred Income Equity Redeemable Securities
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
TECONS	-	Term Convertible Shares
TIDES	-	Term Income Deferred Equity Securities
TRACES	-	Trust Automatic Common Exchange Securities
ZONES	-	Zero Premium Option Exchangeable Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $282,257,000 or 14.2% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Avaya, Inc.	5/19/00	$ 1
Lucent Technology	5/19/00	$ 13
TeraBeam Networks	4/7/00	$ 20
(e) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	3.8%	AAA, AA, A	9.5%
Baa	12.9%	BBB	12.8%
Ba	6.1%	BB	2.4%
B	5.1%	B	5.8%
Caa	2.7%	CCC	7.0%
Ca, C	0.1%	CC, C	0.3%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 5%. FMR has determined that unrated debt securities that are lower quality account for 5% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $3,411,613,000 and $3,233,935,000.
The market value of futures contracts opened and closed during the period amounted to $133,894,000 and $132,002,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $20,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $21,207,000. The weighted average interest rate was 5.63%. Interest expense includes $53,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $7,372,000. The weighted average interest rate was 6.29%. Interest expense includes $14,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,025,100,000. Net unrealized appreciation aggregated $81,412,000, of which $174,816,000 related to appreciated investment securities and $93,404,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $38,279,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $67,032) (cost $2,021,713) - See accompanying schedule		$ 2,106,512
Receivable for investments sold		111,065
Receivable for fund shares sold		1,973
Dividends receivable		1,245
Interest receivable		10,056
Other receivables		104
Total assets		2,230,955
Liabilities
Payable to custodian bank	$ 172
Payable for investments purchased	167,846
Payable for fund shares redeemed	2,273
Accrued management fee	975
Other payables and accrued expenses	350
Collateral on securities loaned, at value	70,296
Total liabilities		241,912
Net Assets		$ 1,989,043
Net Assets consist of:
Paid in capital		$ 1,940,038
Undistributed net investment income		17,215
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,016)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		84,806
Net Assets, for 93,908 shares outstanding		$ 1,989,043
Net Asset Value, offering price and redemption price per share ($1,989,043 ÷ 93,908 shares)		$21.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 16,677
Interest		22,917
Security lending		151
Total income		39,745
Expenses
Management fee Basic fee	$ 4,569
Performance adjustment	1,041
Transfer agent fees	1,645
Accounting and security lending fees	203
Non-interested trustees' compensation	3
Custodian fees and expenses	33
Registration fees	124
Audit	37
Legal	6
Interest	67
Miscellaneous	2
Total expenses before reductions	7,730
Expense reductions	(633)	7,097
Net investment income		32,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,917
Foreign currency transactions	31
Futures contracts	(1,892)	1,056
Change in net unrealized appreciation (depreciation) on:
Investment securities	116,486
Assets and liabilities in foreign currencies	12	116,498
Net gain (loss)		117,554
Net increase (decrease) in net assets resulting from operations		$ 150,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 32,648	$ 53,198
Net realized gain (loss)	1,056	353,968
Change in net unrealized appreciation (depreciation)	116,498	(226,017)
Net increase (decrease) in net assets resulting from operations	150,202	181,149
Distributions to shareholders From net investment income	(30,109)	(42,869)
From net realized gain	(278,675)	(93,806)
In excess of net realized gain	(53,018)	-
Total distributions	(361,802)	(136,675)
Share transactions Net proceeds from sales of shares	353,282	1,016,859
Reinvestment of distributions	332,624	124,568
Cost of shares redeemed	(328,708)	(556,403)
Net increase (decrease) in net assets resulting from share transactions	357,198	585,024
Total increase (decrease) in net assets	145,598	629,498
Net Assets
Beginning of period	1,843,445	1,213,947
End of period (including undistributed net investment income of $17,215 and $26,795, respectively)	$ 1,989,043	$ 1,843,445
Other Information Shares
Sold	16,868	38,757
Issued in reinvestment of distributions	16,021	5,244
Redeemed	(15,666)	(21,449)
Net increase (decrease)	17,223	22,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 24.04	$ 22.43	$ 18.61	$ 19.57	$ 18.64	$ 17.66
Income from Invest- ment Operations
Net investment income	.36 D	.77 D	.57 D	.60 D	.64 D	.83
Net realized and unrealized gain (loss)	1.48	3.18	5.01	.86	1.90	1.79
Total from investment operations	1.84	3.95	5.58	1.46	2.54	2.62
Less Distributions
From net investment income	(.36)	(.64)	(.62)	(.58)	(.80)	(.74)
From net realized gain	(3.65)	(1.70)	(1.14)	(1.84)	(.81)	(.90)
In excess of net realized gain	(.69)	-	-	-	-	-
Total distributions	(4.70)	(2.34)	(1.76)	(2.42)	(1.61)	(1.64)
Net asset value, end of period	$ 21.18	$ 24.04	$ 22.43	$ 18.61	$ 19.57	$ 18.64
Total Return B, C	8.21%	18.07%	32.36%	8.88%	14.84%	16.02%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,989	$ 1,843	$ 1,214	$ 987	$ 1,029	$ 1,148
Ratio of expenses to average net assets	.82% A	.78%	.85%	.79%	.74%	.85%
Ratio of expenses to average net assets after expense reductions	.75% A, E	.77% E	.82% E	.77% E	.73% E	.83% E
Ratio of net invest- ment income to average net assets	3.47% A	2.96%	2.85%	3.21%	3.46%	4.48%
Portfolio turnover rate	367% A	262%	246%	223%	212%	175%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds - continued

are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on their pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Certain security trades were directed to brokers who paid $603,000 of the fund's expenses. In addition through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's custody and transfer agent expenses by $10,000 and $20,000, respectively.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

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Palo Alto, CA

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Sacramento, CA

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San Diego, CA

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San Francisco, CA

950 Northgate Drive
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1400 Civic Drive
Walnut Creek, CA

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Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
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Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
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Longwood, FL

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Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

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Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CVS-SANN-0701 138791
1.704534.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Equity-Income II

Fund

Semiannual Report

May 31, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity-Income II	5.31%	8.94%	89.41%	337.50%
Russell 3000® Value Index	6.92%	9.05%	102.13%	319.85%
Equity Income Funds Average	4.44%	5.94%	75.80%	231.34%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 243 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Equity-Income II	8.94%	13.63%	15.90%
Russell 3000 Value	9.05%	15.11%	15.43%
Equity Income Funds Average	5.94%	11.74%	12.46%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income II Fund on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $43,750 - a 337.50% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $41,985 - a 319.85% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper equity income funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the equity income funds average were, 5.25%, 7.04%, 73.03%, and 227.46%, respectively. The one year, five year and 10 year average annual total returns were, 7.04%, 11.44%, and 12.44%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Steve DuFour, Portfolio Manager of Fidelity Equity-Income II Fund

Q. How did the fund perform, Steve?

A. For the six-month period that ended May 31, 2001, the fund returned 5.31%. In comparison, the Russell 3000 Value Index returned 6.92% during the same period, while the equity income funds average as tracked by Lipper Inc. returned 4.44%. For the 12 months that ended May 31, 2001, the fund returned 8.94%, compared to a 9.05% return for the Russell 3000 Value Index and a 5.94% return for the peer group during the same period.

Q. What factors caused the fund to underperform its index yet beat its peer group during the past six months?

A. The best-performing stocks in the Russell 3000 Value Index were those with mid- and small-market capitalizations. Unfortunately, this fund's concentration on larger-cap stocks held back performance relative to the index. More specifically, we didn't own enough of the smaller-cap cyclical names in stronger-performing sectors, such as materials and industrials. On an absolute basis, however, emphasizing large-cap value stocks in several sectors that performed well - such as materials, industrials, energy and consumer discretionary - helped the fund perform quite well relative to the rest of the market. Our performance was slightly better than most of our equity-income peers due to superior stock selection and because the median market cap of the fund was less than that of its peers.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your other strategies?

A. I did a number of things. Recognizing the broadening of the market, I began increasing the total number of stocks to position the fund to participate in the expected recovery of some beaten-down industries that had fallen out of favor, such as brokerage and semiconductor stocks. At period end, the fund held roughly 250 stocks, compared to 134 holdings six months ago. At the same time, I brought the fund's average market-cap down by adding some smaller-cap companies, reflecting the market's penchant for these stocks. Overall, I began selectively upgrading the quality of companies owned by the fund in several areas, namely technology, financials and telecommunication services. For example, at the end of the period the fund had a bigger position in brokerage firm Charles Schwab because I felt it was undervalued and could benefit from an improvement in the financial markets. In most cases, I believed companies such as Schwab were experiencing near-term difficulties that were not company-specific, but more reflective of the existing economic uncertainty. In conjunction with my decision to add more top companies to the portfolio, I selectively reduced our positions in certain stocks that had performed above expectations going into the period, such as mortgage lender Freddie Mac and independent power producer Dynegy.

Q. How did the fund's consumer discretionary stocks perform?

A. Quite well. Our collective holdings in this sector appreciated nearly 16% during the past six months. More specifically, our retail stocks benefited from the market's perception that the economy had reached a low point, and investors wanted to own retailers to benefit from the cyclical recovery that could occur should the economy strengthen. Reflecting this trend, fund holdings Federated Department Stores and May Department Stores appreciated roughly 46% and 16%, respectively.

Q. What other stocks performed well? Which disappointed?

A. Personal computer manufacturer Dell performed quite well, rising nearly 30% in a difficult environment for technology stocks. Overweighting rail freight carrier Norfolk Southern was helpful, as shares of the company rose more than 55% during the period on sharply higher first-quarter earnings. In terms of disappointments, Schwab, the fund's biggest detractor, fell roughly 30% on reduced trading volume. Elsewhere, Bristol-Myers Squibb suffered from overall weakness in drug stocks, as well as a setback in the company's legal fight to protect the market exclusivity of its anti-anxiety medicine, BuSpar.

Q. What's your outlook, Steve?

A. I'm optimistic that the economy will recover at some point in the near future and, when it stabilizes, the fund will benefit from my repositioning of the portfolio during the past six months. A number of recent economic stimulants - including the Federal Reserve Board's interest-rate cuts and the federal government's income-tax cut - bode well for the economy. However, I'll be closely following the economic health of consumers because the jury is still out on the direction of consumer spending due to potentially higher unemployment, higher energy prices and the uncertain economic backdrop.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: reasonable income; the fund also considers the potential for capital appreciation

Fund number: 319

Trading symbol: FEQTX

Start date: August 21, 1990

Size: as of May 31, 2001, more than $13.7 billion

Manager: Steve DuFour, since 2000; manager, Fidelity Advisor Equity Value Fund, since May 2001; Fidelity Balanced Fund, 1997-2000; Fidelity Convertible Securities Fund, January 1997-July 1997; several Fidelity Select Portfolios, 1993-1997; joined Fidelity in 1993

3

Steve DuFour on the quality of companies in the fund:

"During the past six months, I've been trying to use the market's volatility to upgrade the quality of companies owned by the fund. During this period, many investors grew extremely risk-averse and migrated to stocks in sectors typically considered safe havens, such as health care, energy and utilities. While most investors began selling growth-oriented stocks and buying these ´safety' stocks in which the fund had previously owned large positions, I began selectively selling our holdings that had done well in these perceived safety sectors. At the same time, I opportunistically increased the fund's holdings in stocks more likely to benefit from an economic recovery.

"Specifically, I've been selling stocks in various strong-performing sectors, such as financials and health care, given their price appreciation. Meanwhile, I've been buying underperforming areas within the market that, as recently as a year ago, were considered exclusive oceanfront property, such as technology and telecommunication services. Essentially, the slowing economy and the softening of many areas of the stock market have given me the opportunity to purchase stocks of top-tier companies at attractive prices. Prior to their recent underperformance, I would have had to pay much higher prices to own these stocks, and I wouldn't have done so. I believe that having this unique opportunity to upgrade the quality of the portfolio in this fashion could benefit shareholders in the coming years."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.9	6.0
BellSouth Corp.	4.7	2.9
PNC Financial Services Group, Inc.	3.4	2.9
Mellon Financial Corp.	3.3	3.1
Charles Schwab Corp.	2.8	0.6
Morgan Stanley Dean Witter & Co.	2.1	0.1
The Coca-Cola Co.	2.1	1.4
Fannie Mae	2.0	6.1
Citigroup, Inc.	1.7	0.9
AT&T Corp. - Liberty Media Group Class A	1.6	1.0
	28.6
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.9	28.3
Consumer Discretionary	15.7	8.1
Industrials	11.9	6.0
Energy	9.7	8.5
Information Technology	6.8	3.6
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 93.1%		Stocks and Equity Futures 83.5%
	Convertible Securities 4.8%		Convertible Securities 3.3%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 13.2%
* Foreign investments	3.1%	** Foreign investments	0.8%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.9%
Dana Corp.	1,316,500	$ 28,331
Delphi Automotive Systems Corp.	2,633,200	38,708
Lear Corp. (a)	403,100	14,060
Snap-On, Inc.	247,200	7,119
TRW, Inc.	875,000	37,940
Visteon Corp.	42,400	730
		126,888
Automobiles - 0.6%
Ford Motor Co.	1,531,200	37,285
General Motors Corp.	622,400	35,415
Monaco Coach Corp. (a)	32,200	707
Winnebago Industries, Inc.	240,700	4,583
		77,990
Hotels Restaurants & Leisure - 1.6%
Hilton Hotels Corp.	434,000	5,377
Marriott International, Inc. Class A	821,800	38,920
McDonald's Corp.	4,547,000	137,683
MGM Mirage, Inc. (a)	1,306,900	41,089
		223,069
Household Durables - 1.3%
Black & Decker Corp.	1,614,900	64,031
Clayton Homes, Inc.	618,600	9,100
Fortune Brands, Inc.	841,900	28,919
The Stanley Works	1,041,500	39,577
Toro Co.	142,800	5,841
Whirlpool Corp.	577,100	36,294
		183,762
Leisure Equipment & Products - 0.3%
Brunswick Corp.	80,700	1,824
Hasbro, Inc.	228,400	3,426
Mattel, Inc.	2,151,000	38,288
		43,538
Media - 6.0%
AT&T Corp. - Liberty Media Group Class A (a)	13,401,600	225,817
Belo Corp. Series A	219,200	4,272
Comcast Corp. Class A (special) (a)	892,400	36,553
Dow Jones & Co., Inc.	429,600	23,950
E.W. Scripps Co. Class A	635,900	42,891
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	1,780,500	$ 118,012
Interpublic Group of Companies, Inc.	976,000	35,858
McGraw-Hill Companies, Inc.	235,600	15,111
News Corp. Ltd. sponsored ADR	3,002,100	107,325
NTL, Inc. (a)	781,500	16,794
The New York Times Co. Class A	1,366,800	57,529
Tribune Co.	1,700,200	72,990
Walt Disney Co.	2,030,000	64,189
		821,291
Multiline Retail - 1.5%
Costco Wholesale Corp. (a)	956,000	37,198
Dollar General Corp.	648,900	12,167
Family Dollar Stores, Inc.	438,300	12,185
Federated Department Stores, Inc. (a)	278,835	12,492
Sears, Roebuck & Co.	339,800	13,551
Target Corp.	664,800	25,129
The May Department Stores Co.	782,500	25,588
Wal-Mart Stores, Inc.	1,270,500	65,748
		204,058
Specialty Retail - 1.2%
Gap, Inc.	3,351,400	103,893
Home Depot, Inc.	340,500	16,783
Pier 1 Imports, Inc.	1,079,800	12,688
TJX Companies, Inc.	730,700	24,449
		157,813
Textiles & Apparel - 0.3%
Coach, Inc.	138,200	4,844
Jones Apparel Group, Inc. (a)	632,800	27,970
NIKE, Inc. Class B	62,100	2,552
Tommy Hilfiger Corp. (a)	510,100	7,703
		43,069
TOTAL CONSUMER DISCRETIONARY		1,881,478
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 6.7%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	934,300	$ 41,109
The Coca-Cola Co.	5,899,900	279,655
		320,764
Food Products - 0.3%
McCormick & Co., Inc. (non-vtg.)	395,600	15,982
Wm. Wrigley Jr. Co.	359,800	17,281
		33,263
Household Products - 1.7%
Colgate-Palmolive Co.	332,200	18,816
Kimberly-Clark Corp.	3,628,700	219,355
		238,171
Personal Products - 0.8%
Avon Products, Inc.	418,100	18,296
Gillette Co.	3,288,400	95,133
		113,429
Tobacco - 1.5%
Philip Morris Companies, Inc.	3,991,300	205,193
UST, Inc.	156,200	4,555
		209,748
TOTAL CONSUMER STAPLES		915,375
ENERGY - 9.7%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	452,100	17,813
Cooper Cameron Corp. (a)	269,200	18,650
Schlumberger Ltd. (NY Shares)	2,921,800	184,161
Smith International, Inc. (a)	120,500	9,363
		229,987
Oil & Gas - 8.0%
Amerada Hess Corp.	191,100	16,366
BP PLC sponsored ADR	1,454,700	77,666
Chevron Corp.	2,153,900	206,882
Conoco, Inc. Class B	1,186,400	37,016
Exxon Mobil Corp.	7,648,191	678,773
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	1,465,000	$ 43,906
Phillips Petroleum Co.	618,100	40,016
		1,100,625
TOTAL ENERGY		1,330,612
FINANCIALS - 27.3%
Banks - 12.6%
Associated Banc-Corp.	403,300	13,974
Bank of New York Co., Inc.	1,089,600	59,503
Bank One Corp.	415,800	16,466
BB&T Corp.	173,500	6,272
Centura Banks, Inc.	100,300	5,356
Charter One Financial, Inc.	520,000	15,730
City National Corp.	268,800	11,459
Colonial Bancgroup, Inc.	276,600	3,435
Comerica, Inc.	197,000	11,209
Commerce Bancorp, Inc.	214,116	14,688
Commercial Federal Corp.	402,000	9,158
First Tennessee National Corp.	893,900	31,823
First Union Corp.	2,478,770	79,940
FleetBoston Financial Corp.	4,822,000	200,547
Mellon Financial Corp.	9,790,600	448,605
North Fork Bancorp, Inc.	1,250,500	35,689
Northern Trust Corp.	179,000	11,841
Pacific Century Financial Corp.	630,900	15,564
PNC Financial Services Group, Inc.	6,740,300	466,766
Popular, Inc.	343,300	10,762
Regions Financial Corp.	174,400	5,412
SouthTrust Corp.	2,521,280	62,956
Synovus Finanical Corp.	625,900	19,015
U.S. Bancorp	1,653,600	36,875
Union Planters Corp.	718,200	29,446
Washington Mutual, Inc.	707,400	25,198
Wells Fargo & Co.	1,230,400	57,927
Zions Bancorp	464,000	25,121
		1,730,737
Diversified Financials - 12.1%
Charles Schwab Corp.	20,489,350	385,200
Citigroup, Inc.	4,534,441	232,390
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Fannie Mae	3,243,700	$ 267,411
Freddie Mac	87	6
Goldman Sachs Group, Inc.	1,011,300	96,175
J.P. Morgan Chase & Co.	3,700,750	181,892
Lehman Brothers Holdings, Inc.	1,316,400	94,267
Merrill Lynch & Co., Inc.	1,591,000	103,367
Morgan Stanley Dean Witter & Co.	4,474,000	290,855
Stilwell Financial, Inc.	113,700	3,734
T. Rowe Price Group, Inc.	155,900	5,720
		1,661,017
Insurance - 1.6%
Allstate Corp.	664,100	29,898
American International Group, Inc.	1,596,385	129,307
Conseco, Inc.	2,130,500	37,113
Hartford Financial Services Group, Inc.	292,100	19,775
UnumProvident Corp.	209,700	6,796
		222,889
Real Estate - 1.0%
Duke-Weeks Realty Corp.	538,900	12,589
Equity Office Properties Trust	3,024,900	88,025
Equity Residential Properties Trust (SBI)	539,400	28,939
		129,553
TOTAL FINANCIALS		3,744,196
HEALTH CARE - 5.7%
Biotechnology - 0.0%
Serologicals Corp. (a)	158,400	3,618
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	746,800	36,877
Becton, Dickinson & Co.	1,564,000	53,692
Guidant Corp. (a)	773,600	29,049
		119,618
Health Care Providers & Services - 0.0%
Owens & Minor, Inc.	84,800	1,573
Pharmaceuticals - 4.8%
Alpharma, Inc. Class A	170,300	4,368
American Home Products Corp.	1,591,100	100,717
Bristol-Myers Squibb Co.	3,465,828	187,987
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	805,400	$ 68,217
Johnson & Johnson	1,120,900	108,671
Merck & Co., Inc.	2,265,400	165,352
Mylan Laboratories, Inc.	195,300	6,212
Pharmacia Corp.	424,500	20,614
		662,138
TOTAL HEALTH CARE		786,947
INDUSTRIALS - 11.8%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. (a)	81,700	7,791
Lockheed Martin Corp.	1,645,540	63,008
Raytheon Co.	437,700	13,030
		83,829
Air Freight & Couriers - 0.6%
United Parcel Service, Inc. Class B	1,265,100	75,210
Airlines - 0.6%
Delta Air Lines, Inc.	1,865,800	88,849
Building Products - 1.0%
American Standard Companies, Inc. (a)	468,800	31,236
Crane Co.	583,200	16,919
Masco Corp.	3,057,300	71,419
York International Corp.	328,500	11,580
		131,154
Commercial Services & Supplies - 2.1%
Automatic Data Processing, Inc.	581,000	31,223
Avery Dennison Corp.	1,155,770	67,589
Cendant Corp. (a)	3,493,000	66,996
Ecolab, Inc.	817,400	33,415
First Data Corp.	690,900	45,330
Pitney Bowes, Inc.	1,173,700	46,408
		290,961
Electrical Equipment - 0.6%
Baldor Electric Co.	71,000	1,491
Emerson Electric Co.	1,086,900	73,594
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	322,500	$ 9,304
Power-One, Inc. (a)	169,700	3,469
		87,858
Industrial Conglomerates - 1.0%
General Electric Co.	629,700	30,855
Textron, Inc.	1,093,600	63,002
Tyco International Ltd.	767,400	44,087
		137,944
Machinery - 3.8%
Albany International Corp. Class A (a)	732,500	16,203
Caterpillar, Inc.	1,160,700	62,864
Deere & Co.	1,156,300	43,199
Donaldson Co., Inc.	28,900	840
Dover Corp.	249,000	10,555
Eaton Corp.	730,500	57,125
Flowserve Corp. (a)	314,600	9,447
Illinois Tool Works, Inc.	1,259,900	86,253
Ingersoll-Rand Co.	1,185,900	58,524
ITT Industries, Inc.	85,000	3,966
Milacron, Inc.	23,300	389
Navistar International Corp. (a)	2,245,820	65,331
PACCAR, Inc.	371,900	17,859
Pall Corp.	829,800	19,168
Parker-Hannifin Corp.	523,000	25,266
Pentair, Inc.	351,700	12,626
SPX Corp. (a)	204,800	24,310
		513,925
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	1,746,300	54,258
Canadian National Railway Co.	1,090,900	43,734
Norfolk Southern Corp.	3,569,700	79,140
Werner Enterprises, Inc.	198,100	3,934
		181,066
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Genuine Parts Co.	551,600	$ 15,759
W.W. Grainger, Inc.	291,000	12,859
		28,618
TOTAL INDUSTRIALS		1,619,414
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	1,796,800	34,606
Corning, Inc.	522,100	9,878
JDS Uniphase Corp. (a)	1,196,500	19,994
Lucent Technologies, Inc.	954,700	7,523
Motorola, Inc.	3,533,300	51,940
		123,941
Computers & Peripherals - 0.6%
Dell Computer Corp. (a)	1,674,400	40,788
EMC Corp.	127,100	4,016
Sun Microsystems, Inc. (a)	2,037,600	33,559
		78,363
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	489,700	16,425
Avnet, Inc.	455,800	11,231
PerkinElmer, Inc.	224,900	15,525
SCI Systems, Inc. (a)	4,536,200	107,100
Solectron Corp. (a)	296,700	6,400
Thermo Electron Corp. (a)	451,500	12,601
		169,282
IT Consulting & Services - 0.0%
KPMG Consulting, Inc.	258,700	4,670
Semiconductor Equipment & Products - 2.3%
Agere Systems, Inc. Class A	2,342,000	16,394
Altera Corp. (a)	647,300	15,535
Amkor Technology, Inc. (a)	43,500	850
Analog Devices, Inc. (a)	1,147,800	51,134
Atmel Corp. (a)	623,800	6,924
Cypress Semiconductor Corp. (a)	780,500	16,508
Integrated Device Technology, Inc. (a)	763,500	27,975
Intel Corp.	1,378,000	37,220
KLA-Tencor Corp. (a)	192,000	9,911
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Kulicke & Soffa Industries, Inc. (a)	397,100	$ 5,877
LAM Research Corp. (a)	228,900	6,322
Micron Technology, Inc. (a)	584,200	21,908
National Semiconductor Corp. (a)	1,479,700	39,242
Teradyne, Inc. (a)	87,600	3,491
Texas Instruments, Inc.	946,000	32,278
Xilinx, Inc. (a)	498,100	20,547
		312,116
Software - 0.1%
E.piphany, Inc. (a)	691,450	8,678
TOTAL INFORMATION TECHNOLOGY		697,050
MATERIALS - 6.3%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	990,800	46,340
Cabot Corp.	97,700	3,665
Cytec Industries, Inc. (a)	67,500	2,386
Dow Chemical Co.	2,157,300	77,253
E.I. du Pont de Nemours and Co.	4,346,400	201,673
Engelhard Corp.	1,010,400	28,049
FMC Corp. (a)	29,400	2,244
Georgia Gulf Corp.	122,500	2,199
Hercules, Inc.	455,800	6,089
Lubrizol Corp.	454,400	14,100
Lyondell Chemical Co.	161,400	2,671
Praxair, Inc.	964,200	48,490
Rohm & Haas Co.	978,800	32,496
Valspar Corp.	255,900	8,759
		476,414
Construction Materials - 0.2%
Vulcan Materials Co.	472,400	25,547
Containers & Packaging - 0.2%
Ball Corp.	80,900	3,843
Bemis Co., Inc.	262,100	9,962
Packaging Corp. of America (a)	459,700	7,355
Sonoco Products Co.	163,200	4,137
		25,297
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 2.2%
Alcoa, Inc.	3,731,400	$ 161,010
Allegheny Technologies, Inc.	433,300	8,943
Newmont Mining Corp.	3,627,800	74,334
Nucor Corp.	293,000	15,007
Phelps Dodge Corp.	834,000	37,697
Quanex Corp.	76,200	1,703
		298,694
Paper & Forest Products - 0.2%
Wausau-Mosinee Paper Corp.	447,800	6,045
Westvaco Corp.	171,500	4,363
Weyerhaeuser Co.	387,900	22,192
		32,600
TOTAL MATERIALS		858,552
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
ALLTEL Corp.	325,500	18,876
BellSouth Corp.	15,545,850	640,955
Qwest Communications International, Inc.	551,700	20,269
SBC Communications, Inc.	591,004	25,443
Sprint Corp. - FON Group	1,030,000	20,919
		726,462
Wireless Telecommunication Services - 0.0%
Sprint Corp. - PCS Group Series 1 (a)	84,800	1,866
TOTAL TELECOMMUNICATION SERVICES		728,328
UTILITIES - 1.5%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	1,287,500	64,633
FirstEnergy Corp.	170,000	5,211
GPU, Inc.	284,600	9,548
OGE Energy Corp.	88,700	1,952
Southern Co.	1,330,200	31,313
		112,657
Gas Utilities - 0.4%
Energen Corp.	267,900	8,841
KeySpan Corp.	767,100	30,623
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - continued
NiSource, Inc.	311,200	$ 9,741
Sempra Energy	233,500	6,375
		55,580
Multi-Utilities - 0.1%
SCANA Corp.	428,600	12,301
Utilicorp United, Inc.	132,086	4,764
		17,065
Water Utilities - 0.2%
American Water Works, Inc.	584,200	17,935
TOTAL UTILITIES		203,237
TOTAL COMMON STOCKS (Cost $11,389,329)		12,765,189
Convertible Preferred Stocks - 1.9%

CONSUMER DISCRETIONARY - 0.9%
Media - 0.8%
Tribune Co. (America Online, Inc.) $3.14 PHONES	978,800	116,233
Multiline Retail - 0.1%
Kmart Financing I $3.875	243,300	11,440
TOTAL CONSUMER DISCRETIONARY		127,673
FINANCIALS - 0.6%
Diversified Financials - 0.6%
Union Pacific Capital Trust $3.125	1,619,100	78,122
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Pharmacia Corp. $2.60 ACES	960,800	41,015
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.12	359,700	19,154
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $246,597)		265,964
Convertible Bonds - 2.9%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 1.1%
Media - 1.1%
Adelphia Communications Corp. 6% 2/15/06	B3	$ 10,690	$ 10,206
Charter Communications, Inc. 4.75% 6/1/06	B3	18,410	19,261
Liberty Media Corp. 3.75% 2/15/30	Baa3	102,900	61,624
NTL Delaware, Inc./NTL, Inc. 5.75% 12/15/09	Caa1	98,410	47,237
NTL, Inc./NTL Communications Corp. 6.75% 5/15/08 (d)	B2	9,810	8,645
			146,973
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.4%
Juniper Networks, Inc. 4.75% 3/15/07	B-	35,810	26,477
Redback Networks, Inc. 5% 4/1/07	CCC	41,050	26,093
			52,570
Electronic Equipment & Instruments - 1.0%
Sanmina Corp. 0% 9/12/20	Ba3	91,180	32,825
SCI Systems, Inc. 3% 3/15/07	Ba1	76,560	60,132
Solectron Corp. liquid yield option note 0% 5/8/20	BBB	96,930	50,072
			143,029
Semiconductor Equipment & Products - 0.3%
Amkor Technology, Inc. 5% 3/15/07	B2	23,660	18,111
LSI Logic Corp. 4% 2/15/05	B1	16,150	13,324
Semtech Corp. 4.5% 2/1/07	CCC+	4,910	4,401
Transwitch Corp. 4.5% 9/12/05	B2	9,560	6,835
			42,671
TOTAL INFORMATION TECHNOLOGY			238,270
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	B1	12,030	7,398
TOTAL CONVERTIBLE BONDS (Cost $427,720)			392,641
Cash Equivalents - 3.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 4.23% (c)	421,823,911	$ 421,824
Fidelity Securities Lending Cash Central Fund, 4.04% (c)	345,000	345
TOTAL CASH EQUIVALENTS (Cost $422,169)		422,169
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $12,485,815)		13,845,963
NET OTHER ASSETS - (1.0)%		(136,172)
NET ASSETS - 100%		$ 13,709,791
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
PHONES	-	Participating Hybrid Option Note Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,645,000 or 0.1% of net assets.

Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,407,733,000 and $7,792,629,000, respectively, of which long-term U.S. government and government agency obligations aggregated $39,859,000 and $66,900,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $925,588,000 and $1,364,680,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $685,000 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $12,504,756,000. Net unrealized appreciation aggre-
gated $1,341,207,000, of which $1,855,907,000 related to appreciated investment securities and $514,700,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $356) (cost $12,485,815) - See accompanying schedule		$ 13,845,963
Receivable for investments sold		71,032
Receivable for fund shares sold		5,980
Dividends receivable		20,920
Interest receivable		7,740
Other receivables		68
Total assets		13,951,703
Liabilities
Payable for investments purchased	$ 222,233
Payable for fund shares redeemed	12,278
Accrued management fee	5,489
Other payables and accrued expenses	1,567
Collateral on securities loaned, at value	345
Total liabilities		241,912
Net Assets		$ 13,709,791
Net Assets consist of:
Paid in capital		$ 11,393,394
Undistributed net investment income		38,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		917,641
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,360,135
Net Assets, for 582,556 shares outstanding		$ 13,709,791
Net Asset Value, offering price and redemption price per share ($13,709,791 ÷ 582,556 shares)		$23.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 114,525
Interest		41,296
Security lending		31
Total income		155,852
Expenses
Management fee	$ 32,261
Transfer agent fees	11,905
Accounting and security lending fees	505
Non-interested trustees' compensation	14
Custodian fees and expenses	79
Registration fees	72
Audit	37
Legal	37
Miscellaneous	14
Total expenses before reductions	44,924
Expense reductions	(4,081)	40,843
Net investment income		115,009
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	960,179
Foreign currency transactions	(9)
Futures contracts	(69,429)	890,741
Change in net unrealized appreciation (depreciation) on:
Investment securities	(372,894)
Assets and liabilities in foreign currencies	(6)
Futures contracts	67,470	(305,430)
Net gain (loss)		585,311
Net increase (decrease) in net assets resulting from operations		$ 700,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 115,009	$ 212,691
Net realized gain (loss)	890,741	3,141,778
Change in net unrealized appreciation (depreciation)	(305,430)	(2,978,870)
Net increase (decrease) in net assets resulting from operations	700,320	375,599
Distributions to shareholders From net investment income	(122,582)	(213,600)
From net realized gain	(2,478,042)	(1,967,790)
Total distributions	(2,600,624)	(2,181,390)
Share transactions Net proceeds from sales of shares	815,971	1,249,109
Reinvestment of distributions	2,451,335	2,061,105
Cost of shares redeemed	(1,057,886)	(6,288,121)
Net increase (decrease) in net assets resulting from share transactions	2,209,420	(2,977,907)
Total increase (decrease) in net assets	309,116	(4,783,698)
Net Assets
Beginning of period	13,400,675	18,184,373
End of period (including undistributed net investment income of $38,621 and $46,194, respectively)	$ 13,709,791	$ 13,400,675
Other Information Shares
Sold	34,833	46,215
Issued in reinvestment of distributions	105,212	77,251
Redeemed	(44,971)	(235,369)
Net increase (decrease)	95,074	(111,903)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 27.49	$ 30.34	$ 30.73	$ 28.81	$ 25.17	$ 21.53
Income from Investment Operations
Net investment income	.20 D	.40 D	.37 D	.35 D	.42 D	.48
Net realized and unrealized gain (loss)	1.15	.50	2.01	4.84	4.87	4.23
Total from invest- ment operations	1.35	.90	2.38	5.19	5.29	4.71
Less Distributions
From net investment income	(.23)	(.40)	(.35)	(.33)	(.49)	(.43)
From net realized gain	(5.08)	(3.35)	(2.42)	(2.94)	(1.16)	(.64)
Total distributions	(5.31)	(3.75)	(2.77)	(3.27)	(1.65)	(1.07)
Net asset value, end of period	$ 23.53	$ 27.49	$ 30.34	$ 30.73	$ 28.81	$ 25.17
Total Return B, C	5.31%	3.50%	8.25%	20.05%	22.30%	22.75%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 13,710	$ 13,401	$ 18,184	$ 18,606	$ 16,650	$ 15,596
Ratio of expenses to average net assets	.68% A	.67%	.66%	.68%	.70%	.73%
Ratio of expenses to average net assets after expense reductions	.62% A, E	.63% E	.64% E	.66% E	.68% E	.72% E
Ratio of net investment income to average net assets	1.73% A	1.47%	1.19%	1.20%	1.58%	2.13%
Portfolio turnover rate	128% A	151%	71%	62%	77%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Equity-Income II (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective December 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds - continued

investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on their pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $3,818,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's custody and transfer agent expenses by $2,000 and $261,000, respectively.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Stephen DuFour, Vice President

Richard A. Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Chase Manhattan Bank, N.A.

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EII-SANN-0701 139032
1.704739.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Independence

Fund

(formerly Fidelity Retirement Growth Fund)

Semiannual Report

May 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Independence	-9.91%	-8.64%	105.45%	345.24%
S&P 500 ®	-3.90%	-10.55%	102.27%	299.21%
Capital Appreciation Funds Average	-5.93%	-13.02%	75.18%	266.15%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Independence	-8.64%	15.49%	16.11%
S&P 500	-10.55%	15.13%	14.84%
Capital Appreciation Funds Average	-13.02%	10.39%	12.77%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Independence Fund on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $44,524 - a 345.24% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $39,921- a 299.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the large-cap growth funds average were -13.52% -23.35%, 78.80%, and 249.09%,respectively. The one year, five year and 10 year average annual total returns were -23.35%, 11.95%, and 13.04%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were -7.29%, -14.10%, 80.68%, and 247.13%, respectively. The one year, five year and 10 year average annual total returns were -14.10%, 12.28%, and 13.02%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Fergus Shiel, Portfolio Manager of Fidelity Independence Fund

Q. How did the fund perform, Fergus?

A. For the six-month period that ended May 31, 2001, the fund returned -9.91%. In comparison, the Standard & Poor's 500 Index and the capital appreciation funds average tracked by Lipper Inc. returned -3.90% and -5.93%, respectively. For the 12 months that ended May 31, 2001, the fund returned -8.64%, while the S&P 500 index and the Lipper average returned -10.55% and -13.02%, respectively.

Q. What factors caused the fund to underperform both its index and peer group during the six-month period?

A. During the past six months, continued weakness in high-growth stocks, particularly in the information technology (IT) and biotechnology sectors that I emphasized, caused the bulk of the fund's poor perform-ance relative to its benchmarks. Our collective holdings in both the software and the hardware and equipment industries hurt the fund's relative return the most. In the software area, the fund's overweighted position in Veritas Software, which fell 33%, coupled with my decision not to own Microsoft, which rose nearly 21%, proved detrimental to absolute and relative performance. Similarly, maintaining large positions in networking stocks, such as Juniper and Brocade Communications, both of which fell more than 50% during the period, also held back our returns. Elsewhere, the equity market's penchant for stocks with strong current earnings growth hurt our overweighting in drug discovery stocks. Specifically, investors weren't willing to reward the potential future growth prospects of Immunex and Medimmune, both of which the fund owned. I sold off our holdings in Medimmune during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you employ any new strategies since you addressed shareholders six months ago?

A. Not really. My overall strategy has been largely the same. I've maintained the fund's overweighting in the consumer staples sector, which has been a very beneficial decision. I believed stocks such as Philip Morris and RJ Reynolds were the best risk-versus-return stocks in the market, as a result of their low price-to-earnings ratios, enormous cash flows and huge dividends. Largely due to these two stocks, our holdings in this sector collectively outperformed those in the S&P 500 index by nearly 43 percentage points. However, my decision to keep the fund overweighted in IT stocks more than offset our strong gains in the food, beverage and tobacco industries.

Q. Can you explain why you continued to remain fond of tech stocks?

A. Despite the weakness in this sector, I believed that technology still offered the market's best potential for long-term unit growth relative to other areas. That said, I did reduce some of the fund's tech exposure - such as networking and semiconductor stocks - during short-term rallies, but decided to hold on to what I believed were the best names in certain cutting-edge industries. Specifically, the fund maintained positions in BEA Systems (software) and Ciena (communications equipment). I held on to these stocks because history has shown that when technology comes back in favor, industry leaders have shown the ability to drastically outperform their peers. For example, in April, when investors grew optimistic that the Federal Reserve Board's interest-rate cuts would spark the economy, the fund's tech stocks soared and helped the fund return 13.95% during the month, well ahead of its index and peer group. However, when tech stocks were punished earlier in March, the reverse occurred, and our holdings suffered more than most stocks in the sector, hampering the fund's return.

Q. What specific stocks performed well? What stocks disappointed?

A. Philip Morris and RJ Reynolds were the top two contributors, appreciating roughly 38% and 56%, respectively. Elsewhere, shares of PeopleSoft, a provider of e-business applications and consulting services, jumped more than 22% on strong first-quarter earnings results that beat the market's expectations. On the down side, computer storage network switch maker Brocade Communications experienced weaker-than-expected quarterly earnings results. Immunex, the fund's biggest detractor, was hurt by slower-than-expected sales growth due to manufacturing capacity constraints. Juniper Networks, Redback Networks and Ciena all were hurt by the slowdown in corporate IT spending.

Q. What's your outlook?

A. I'm generally positive but I believe the factors leading to market success are changing. For some time now, it's been very important for funds to overweight the right sector in order to perform well. I think some of that emphasis on sector importance has been eradicated from the market. I now believe finding the right stocks with good valuations across many sectors will drive fund performance going forward.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide capital appreciation

Fund number: 073

Trading symbol: FDFFX

Start date: March 25, 1983

Size: as of May 31, 2001, more than $6.8 billion

Manager: J. Fergus Shiel, since 1996; manager, Fidelity Advisor Dynamic Capital Appreciation Fund, since 1998; Fidelity Trend Fund, 1995-1996; Fidelity Dividend Growth Fund, 1994-1995; several Fidelity Select Portfolios, 1991-1993; joined Fidelity in 1989

3

Fergus Shiel on technology stocks:

"Toward the end of the first quarter of 2001 and early in the second quarter, there was enormous uncertainty about the growth prospects in technology. In discussions with many companies at this time, the majority gave me no assurance as to how much further fundamental weakness - such as a decline in sales - they would sustain.

"This type of confusion was a major disruption to stock performance. When you're trying to value companies, there's nothing worse than uncertainty. During this period, I believe the tech sector reached a point of maximum uncertainty, and the lows in many of these stocks were reached at this time. Later, as first-quarter corporate earnings results trickled in, the market took some comfort in the quantification of business conditions, or the visibility of real numbers reflecting actual performance across the sector. Despite mostly bad news, there were at least some operating results to factor into valuations, and the market adjusted.

"I tried to be opportunistic during this time, buying stocks that I felt were oversold and taking some profits in stocks that moved rapidly higher as part of a valuation adjustment. Just a little certainty as to the downside limits of corporate profits brought to light many stocks that had been oversold. I believe this sector will experience more volatility before we can determine which companies are going to emerge as the next-stage, long-term leaders. Despite reduced expectations for tech stocks, I believe they'll continue to offer the best growth opportunities in the economy."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Philip Morris Companies, Inc.	16.8	10.8
RJ Reynolds Tobacco Holdings, Inc.	9.0	5.1
EchoStar Communications Corp. Class A	5.1	3.4
BEA Systems, Inc.	4.4	2.8
CIENA Corp.	2.9	2.7
Nokia AB sponsored ADR	2.7	5.2
Merrill Lynch & Co., Inc.	2.6	1.5
Bristol-Myers Squibb Co.	1.7	1.2
Immunex Corp.	1.6	4.4
Lehman Brothers Holdings, Inc.	1.5	0.5
	48.3
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	31.1	22.3
Information Technology	25.0	30.7
Consumer Discretionary	11.5	6.5
Financials	7.2	12.8
Health Care	4.8	15.0
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 87.1%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 12.9%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	6.3%	** Foreign investments	8.9%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.5%
TRW, Inc.	700,000	$ 30,352
Automobiles - 0.0%
Winnebago Industries, Inc.	18,500	352
Hotels, Restaurants & Leisure - 0.3%
Jurys Doyle Hotel Group PLC (United Kingdom)	2,083,028	16,244
Mandalay Resort Group (a)	210,900	5,334
		21,578
Household Durables - 0.0%
Black & Decker Corp.	54,900	2,177
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	820,400	12,306
Mattel, Inc.	892,000	15,878
		28,184
Media - 5.9%
EchoStar Communications Corp. Class A (a)	11,300,000	345,667
Gemstar-TV Guide International, Inc. (a)	914,700	33,268
Independent News & Media PLC (United Kingdom)	9,768,692	21,067
		400,002
Multiline Retail - 1.3%
Arnotts PLC (c)	1,667,488	9,733
Dollar General Corp.	3,836,500	71,934
Family Dollar Stores, Inc.	166,300	4,623
JCPenney Co., Inc.	18,100	378
Kmart Corp. (a)	424,400	4,787
		91,455
Specialty Retail - 3.1%
AnnTaylor Stores Corp. (a)	411,800	14,051
Bed Bath & Beyond, Inc. (a)	1,559,700	46,120
Best Buy Co., Inc. (a)	1,059,900	56,334
Lowe's Companies, Inc.	50,000	3,477
Office Depot, Inc. (a)	1,000,000	9,140
Payless ShoeSource, Inc. (a)	176,900	12,010
Staples, Inc. (a)	4,745,400	68,808
		209,940
TOTAL CONSUMER DISCRETIONARY		784,040
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 31.1%
Beverages - 0.4%
The Coca-Cola Co.	550,000	$ 26,070
Food & Drug Retailing - 1.7%
Rite Aid Corp. (a)	19,400	162
Safeway, Inc. (a)	1,200,000	60,780
Walgreen Co.	1,450,000	58,276
		119,218
Food Products - 0.4%
IAWS Group PLC (Ireland)	4,048,175	25,410
Household Products - 1.1%
Colgate-Palmolive Co.	690,000	39,082
Procter & Gamble Co.	565,000	36,296
		75,378
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	150,000	6,090
Gillette Co.	1,127,800	32,627
Perrigo Co. (a)	46,800	652
		39,369
Tobacco - 26.9%
Philip Morris Companies, Inc.	22,400,000	1,151,579
RJ Reynolds Tobacco Holdings, Inc. (c)	10,338,500	614,934
UST, Inc.	2,546,200	74,247
		1,840,760
TOTAL CONSUMER STAPLES		2,126,205
ENERGY - 3.9%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	600,000	23,640
ENSCO International, Inc.	1,836,500	59,154
Global Industries Ltd. (a)	222,500	3,578
Global Marine, Inc. (a)	4,000,000	102,600
Halliburton Co.	546,300	25,534
Transocean Sedco Forex, Inc.	592,100	31,648
Weatherford International, Inc. (a)	371,200	20,925
		267,079
FINANCIALS - 7.2%
Diversified Financials - 7.2%
Bear Stearns Companies, Inc.	329,300	17,897
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Charles Schwab Corp.	5,144,900	$ 96,724
Fannie Mae	233,600	19,258
Freddie Mac	190,400	12,604
Goldman Sachs Group, Inc.	84,800	8,064
Lehman Brothers Holdings, Inc.	1,452,900	104,042
Merrill Lynch & Co., Inc.	2,760,500	179,350
Morgan Stanley Dean Witter & Co.	574,000	37,316
SEI Investments Co.	459,000	18,709
		493,964
HEALTH CARE - 4.8%
Biotechnology - 2.0%
Human Genome Sciences, Inc. (a)	4,790	318
Immunex Corp. (a)	6,998,700	110,579
Medarex, Inc. (a)	544,200	15,020
Millennium Pharmaceuticals, Inc. (a)	173,900	6,638
		132,555
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.	261,300	8,970
Guidant Corp. (a)	162,400	6,098
		15,068
Health Care Providers & Services - 0.0%
HCA - The Healthcare Co.	61,300	2,473
Pharmaceuticals - 2.6%
Allergan, Inc.	187,900	16,855
Alpharma, Inc. Class A	87,400	2,242
Barr Laboratories, Inc. (a)	198,200	14,126
Bristol-Myers Squibb Co.	2,152,400	116,746
Elan Corp. PLC sponsored ADR (a)	350,000	20,199
King Pharmaceuticals, Inc. (a)	198,500	10,040
		180,208
TOTAL HEALTH CARE		330,304
INDUSTRIALS - 3.4%
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	726,500	39,158
Commercial Services & Supplies - 0.5%
Cendant Corp. (a)	373,700	7,168
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Ecolab, Inc.	750,000	$ 30,660
Per-Se Technologies, Inc. warrants 7/8/03 (a)	52,343	0
		37,828
Construction & Engineering - 0.2%
Foster Wheeler Ltd.	834,400	10,497
Electrical Equipment - 0.2%
Alstom	475,000	13,847
Global Power Equipment Group, Inc.	2,800	97
		13,944
Industrial Conglomerates - 1.6%
Minnesota Mining & Manufacturing Co.	869,100	103,058
Textron, Inc.	137,500	7,921
		110,979
Machinery - 0.1%
Caterpillar, Inc.	100,000	5,416
Marine - 0.2%
Irish Continental Group PLC (c)	2,855,200	14,251
TOTAL INDUSTRIALS		232,073
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 9.5%
ADC Telecommunications, Inc. (a)	200,000	1,536
Advanced Fibre Communication, Inc. (a)	173,100	3,206
Avici Systems, Inc.	231,300	2,343
Brocade Communications System, Inc. (a)	250,000	9,750
CIENA Corp. (a)	3,610,100	195,487
Cisco Systems, Inc. (a)	100,000	1,926
Finisar Corp. (a)	482,500	7,262
JDS Uniphase Corp. (a)	1,200,000	20,052
Juniper Networks, Inc. (a)	1,825,000	77,617
Nokia AB sponsored ADR	6,300,000	184,212
Nortel Networks Corp.	1,400,000	18,662
QUALCOMM, Inc. (a)	223,200	13,557
Redback Networks, Inc. (a)	1,850,000	26,714
Research in Motion Ltd. (a)	200,000	6,514
Scientific-Atlanta, Inc.	581,400	30,529
Sonus Networks, Inc.	471,100	12,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telefonaktiebolaget LM Ericsson AB sponsored ADR	4,400,000	$ 28,160
Tellium, Inc.	491,900	13,026
		652,689
Computers & Peripherals - 1.0%
Instinet Group, Inc.	1,351,800	25,779
StorageNetworks, Inc.	1,017,600	17,452
Sun Microsystems, Inc. (a)	1,300,000	21,411
		64,642
Electronic Equipment & Instruments - 1.2%
Millipore Corp.	109,200	6,066
PerkinElmer, Inc.	879,800	60,733
Sanmina Corp. (a)	525,000	14,207
		81,006
Internet Software & Services - 1.0%
Keynote Systems, Inc. (a)	1,235,800	12,543
Openwave Systems, Inc. (a)	1,200,900	46,030
Vignette Corp. (a)	1,151,700	9,421
		67,994
IT Consulting & Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	221,200	15,982
Computer Sciences Corp. (a)	231,300	9,712
		25,694
Semiconductor Equipment & Products - 3.7%
Advanced Micro Devices, Inc. (a)	1,883,800	53,217
Altera Corp. (a)	454,000	10,896
Applied Micro Circuits Corp. (a)	300,000	5,421
Cypress Semiconductor Corp. (a)	973,900	20,598
FEI Co. (a)	723,500	25,612
Flextronics International Ltd. (a)	350,000	8,831
Helix Technology, Inc.	3,200	90
Integrated Circuit Systems, Inc.	466,830	7,670
KLA-Tencor Corp. (a)	234,800	12,120
Kulicke & Soffa Industries, Inc. (a)	1,519,300	22,486
LAM Research Corp. (a)	259,700	7,173
LTX Corp. (a)	50,000	1,213
Micron Technology, Inc. (a)	80,000	3,000
Novellus Systems, Inc. (a)	128,100	6,136
Teradyne, Inc. (a)	632,300	25,197
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Texas Instruments, Inc.	315,800	$ 10,775
Vitesse Semiconductor Corp. (a)	651,100	16,089
Xilinx, Inc. (a)	420,000	17,325
		253,849
Software - 8.0%
Amdocs Ltd. (a)	30,500	1,885
BEA Systems, Inc. (a)	8,480,200	304,270
Check Point Software Technologies Ltd. (a)	200,000	10,772
Citrix Systems, Inc. (a)	50,000	1,195
Computer Associates International, Inc.	2,113,200	59,930
Intuit, Inc. (a)	112,300	3,600
PeopleSoft, Inc. (a)	2,050,000	82,718
Peregrine Systems, Inc. (a)	2,999,300	83,051
VERITAS Software Corp. (a)	700	46
		547,467
TOTAL INFORMATION TECHNOLOGY		1,693,341
MATERIALS - 0.2%
Metals & Mining - 0.2%
Bethlehem Steel Corp. (a)	1,091,800	3,013
Peabody Energy Corp.	405,600	13,770
		16,783
TOTAL COMMON STOCKS (Cost $4,915,254)		5,943,789
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	41,400	166
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Procket Networks, Inc. Series C (d)	1,721,344	$ 13,599
TOTAL PREFERRED STOCKS (Cost $17,714)		13,765
Cash Equivalents - 8.9%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.04%, dated 5/31/01 due 6/1/01	$ 5,224	5,223
	Shares
Fidelity Cash Central Fund, 4.23% (b)	575,485,526	575,486
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	25,806,700	25,807
TOTAL CASH EQUIVALENTS (Cost $606,516)		606,516
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $5,539,484)		6,564,070
NET OTHER ASSETS - 4.0%		275,445
NET ASSETS - 100%		$ 6,839,515
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 714
Procket Networks, Inc. Series C	2/9/01	$ 17,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,035,194,000 and $8,113,740,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $327,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,765,000 or 0.2% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,851,000. The weighted average interest rate was 7.06%. At period end there were no bank borrowings outstanding.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $5,645,781,000. Net unrealized appreciation aggregated $918,289,000, of which $1,552,482,000 related to appreciated investment securities and $634,193,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $97,661,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,013 and repurchase agreements of $5,223) (cost $5,539,484) - See accompanying schedule		$ 6,564,070
Receivable for investments sold		366,471
Receivable for fund shares sold		3,642
Dividends receivable		2,018
Interest receivable		2,410
Other receivables		48
Total assets		6,938,659
Liabilities
Payable for investments purchased	$ 56,523
Payable for fund shares redeemed	11,181
Accrued management fee	4,531
Other payables and accrued expenses	1,102
Collateral on securities loaned, at value	25,807
Total liabilities		99,144
Net Assets		$ 6,839,515
Net Assets consist of:
Paid in capital		$ 7,288,869
Undistributed net investment income		19,408
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,493,262)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,024,500
Net Assets, for 369,669 shares outstanding		$ 6,839,515
Net Asset Value, offering price and redemption price per share ($6,839,515 ÷ 369,669 shares)		$18.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends (including $16,283 received from affiliated issuers)		$ 54,333
Interest		10,136
Security lending		182
Total income		64,651
Expenses
Management fee Basic fee	$ 21,660
Performance adjustment	6,442
Transfer agent fees	6,066
Accounting and security lending fees	385
Custodian fees and expenses	168
Registration fees	371
Audit	33
Legal	21
Interest	1
Miscellaneous	7
Total expenses before reductions	35,154
Expense reductions	(1,835)	33,319
Net investment income		31,332
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,236,776)
Foreign currency transactions	103	(1,236,673)
Change in net unrealized appreciation (depreciation) on:
Investment securities	414,417
Assets and liabilities in foreign currencies	(25)	414,392
Net gain (loss)		(822,281)
Net increase (decrease) in net assets resulting from operations		$ (790,949)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 31,332	$ 16,415
Net realized gain (loss)	(1,236,673)	1,339,863
Change in net unrealized appreciation (depreciation)	414,392	(571,512)
Net increase (decrease) in net assets resulting from operations	(790,949)	784,766
Distributions to shareholders From net investment income	(25,944)	(12,436)
From net realized gain	(1,079,877)	(797,700)
In excess of net realized gain	(256,590)	-
Total distributions	(1,362,411)	(810,136)
Share transactions Net proceeds from sales of shares	950,428	4,014,225
Reinvestment of distributions	1,356,149	805,573
Cost of shares redeemed	(1,234,768)	(2,785,216)
Net increase (decrease) in net assets resulting from share transactions	1,071,809	2,034,582
Total increase (decrease) in net assets	(1,081,551)	2,009,212
Net Assets
Beginning of period	7,921,066	5,911,854
End of period (including undistributed net investment income of $19,408 and $15,430, respectively)	$ 6,839,515	$ 7,921,066
Other Information Shares
Sold	45,354	141,758
Issued in reinvestment of distributions	61,713	34,512
Redeemed	(61,228)	(100,649)
Net increase (decrease)	45,839	75,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 24.46	$ 23.82	$ 21.40	$ 20.47	$ 20.04	$ 19.50
Income from Invest- ment Operations
Net investment income	.08 D	.05 D	.05 D	.13 D, E	.13 D	.26
Net realized and unrealized gain (loss)	(1.85)	3.83	5.25	4.34	2.61	2.14
Total from investment operations	(1.77)	3.88	5.30	4.47	2.74	2.40
Less Distributions
From net investment income	(.08)	(.05)	(.14)	(.13)	(.26)	(.34)
From net realized gain	(3.32)	(3.19)	(2.74)	(3.41)	(2.05)	(1.52)
In excess of net realized gain	(.79)	-	-	-	-	-
Total distributions	(4.19)	(3.24)	(2.88)	(3.54)	(2.31)	(1.86)
Net asset value, end of period	$ 18.50	$ 24.46	$ 23.82	$ 21.40	$ 20.47	$ 20.04
Total Return B, C	(9.91)%	17.02%	27.93%	27.16%	15.78%	13.45%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 6,840	$ 7,921	$ 5,912	$ 4,644	$ 4,014	$ 4,205
Ratio of expenses to average net assets	.96% A	.88%	.63%	.62%	.64%	.74%
Ratio of expenses to average net assets after expense reductions	.91% A, F	.85% F	.58% F	.57% F	.59% F	.70% F
Ratio of net invest- ment income to average net assets	.85% A	.19%	.25%	.68%	.66%	1.26%
Portfolio turnover rate	205% A	249%	310%	266%	205%	230%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $0.03 per share.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Independence Fund (the fund) (formerly Fidelity Retirement Growth Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

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Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .76% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $1,683,000 of the fund's expenses. In addition through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's transfer agent expenses by $152,000.

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Notes to Financial Statements (Unaudited) - continued

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Arnotts PLC	$ -	$ -	$ -	$ 9,733
Irish Continental Group PLC	-	-	258	14,251
RJ Reynolds Tobacco Holdings, Inc.	-	-	16,025	614,934
TOTALS	$ -	$ -	$ 16,283	$ 638,918

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

J. Fergus Shiel, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FRE-SANN-0701 138920
1.479485.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com